Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000078165 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	ADVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)	$51	1.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 43,053,768
Holdings Count | Holding	32
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,053,768
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.5%
MercadoLibre, Inc.	6.3%
Samsung Electronics Co., Ltd.	4.7%
Tencent Holdings Ltd.	4.6%
Grupo Mexico S.A.B. de C.V.	4.4%
Bank Central Asia Tbk P.T.	4.1%
NAURA Technology Group Co., Ltd. - Class A	4.0%
Embraer S.A.	3.9%
Nestle India Ltd.	3.9%
IHH Healthcare Bhd	3.9%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.5%
MercadoLibre, Inc.	6.3%
Samsung Electronics Co., Ltd.	4.7%
Tencent Holdings Ltd.	4.6%
Grupo Mexico S.A.B. de C.V.	4.4%
Bank Central Asia Tbk P.T.	4.1%
NAURA Technology Group Co., Ltd. - Class A	4.0%
Embraer S.A.	3.9%
Nestle India Ltd.	3.9%
IHH Healthcare Bhd	3.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000216360 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	ADVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vaughan Nelson Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature. You can also request this information by contacting us at (888) 660-6610.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-emerging-markets-fund.ADVMX.#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)	$63	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[2]
Net Assets	$ 43,053,768
Holdings Count | Holding	32
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,053,768
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.5%
MercadoLibre, Inc.	6.3%
Samsung Electronics Co., Ltd.	4.7%
Tencent Holdings Ltd.	4.6%
Grupo Mexico S.A.B. de C.V.	4.4%
Bank Central Asia Tbk P.T.	4.1%
NAURA Technology Group Co., Ltd. - Class A	4.0%
Embraer S.A.	3.9%
Nestle India Ltd.	3.9%
IHH Healthcare Bhd	3.9%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.5%
MercadoLibre, Inc.	6.3%
Samsung Electronics Co., Ltd.	4.7%
Tencent Holdings Ltd.	4.6%
Grupo Mexico S.A.B. de C.V.	4.4%
Bank Central Asia Tbk P.T.	4.1%
NAURA Technology Group Co., Ltd. - Class A	4.0%
Embraer S.A.	3.9%
Nestle India Ltd.	3.9%
IHH Healthcare Bhd	3.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000135917 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson International Fund
Class Name	Institutional Class
Trading Symbol	ADVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson International Fund (Institutional Class/ADVLX)	$47	0.90%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[3]
Net Assets	$ 30,374,493
Holdings Count | Holding	21
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,374,493
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Monolithic Power Systems, Inc.	9.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
MercadoLibre, Inc.	7.1%
WiseTech Global Ltd.	5.1%
Wise PLC - Class A	4.9%
UBS Group A.G.	4.9%
BNP Paribas S.A.	4.8%
Deutsche Post A.G.	4.7%
Grupo Mexico S.A.B. de C.V.	4.6%
Embraer S.A.	4.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Monolithic Power Systems, Inc.	9.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
MercadoLibre, Inc.	7.1%
WiseTech Global Ltd.	5.1%
Wise PLC - Class A	4.9%
UBS Group A.G.	4.9%
BNP Paribas S.A.	4.8%
Deutsche Post A.G.	4.7%
Grupo Mexico S.A.B. de C.V.	4.6%
Embraer S.A.	4.5%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000216361 [Member]
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson International Fund
Class Name	Investor Class
Trading Symbol	ADVJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vaughan Nelson International Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature. You can also request this information by contacting us at (888) 660-6610.
Additional Information Phone Number	(888) 660-6610
Additional Information Website	https://www.im.natixis.com/en-us/products/mutual-funds/funds.vaughan-nelson-international-fund.ADVJX#literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vaughan Nelson International Fund (Investor Class/ADVJX)	$60	1.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[4]
Net Assets	$ 30,374,493
Holdings Count | Holding	21
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,374,493
Total number of portfolio holdings	21
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Monolithic Power Systems, Inc.	9.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
MercadoLibre, Inc.	7.1%
WiseTech Global Ltd.	5.1%
Wise PLC - Class A	4.9%
UBS Group A.G.	4.9%
BNP Paribas S.A.	4.8%
Deutsche Post A.G.	4.7%
Grupo Mexico S.A.B. de C.V.	4.6%
Embraer S.A.	4.5%
Asset Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Monolithic Power Systems, Inc.	9.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.2%
MercadoLibre, Inc.	7.1%
WiseTech Global Ltd.	5.1%
Wise PLC - Class A	4.9%
UBS Group A.G.	4.9%
BNP Paribas S.A.	4.8%
Deutsche Post A.G.	4.7%
Grupo Mexico S.A.B. de C.V.	4.6%
Embraer S.A.	4.5%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.